Spin-Off of NexPhase Lighting (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Results of NexPhase

The following table shows the results of NexPhase included in the loss from discontinued operations:

	For the Three Months Ended		For the Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011

Revenue	$1,02,782	$2,03,024	$1,71,303	$2,82,461
Cost of goods sold	-	219	828	36,229
Gross profit	1,02,782	2,02,805	1,70,475	2,46,232

Operating expenses:
General and administrative	713	27,661	11,911	57,175
Investor relations	-	-	-	21,440
Occupancy - Headquarters	-	6,939	-	20,406
Professional fees	-	730	-	14,609
Staff compensation	-	1,35,909	42,504	2,94,309
Depreciation	5,646	2,142	18,895	6,427
Total operating expenses	6,359	1,73,381	73,310	4,14,366

Income (loss) from discontinued operations	96,423	29,424	97,165	(168,134)

Other expenses:
Interest expense	16,201	11,224	1,52,050	28,614

Net income (loss) from discontinued operations	$80,222	$18,200	$(54,885)	$(196,748)

The major classes of assets and liabilities of discontinued operations on the balance sheet are as follows:

	September 30,	December 31,
	2012	2011
ASSETS
Current assets:
Cash in banks	$7,720	$41,128
Accounts receivable	-	2,251
Due from licensee	200,000	-
Inventories	79,345	74,947
Total current assets	287,065	118,326

Property and equipment, net	85,234	97,979
Marketable securities	2,677,890	-
Intellectual property	2,989,149	2,989,149
Security deposits	4,120	4,120

Total assets of discontinued operations	$6,043,458	$3,209,574

LIABILITIES
Current liabilities:
Accounts payable	$56,117	$112,046
Accrued interest	46,968	38,244
Sales tax payable	2,679	2,678
Due to Onteco	659,220	405,528
Deferred license fee revenue, current	411,128	-
Notes payable, non-affiliated related parties	208,309	242,614
Deferred license fee revenue, non current	2,295,459	-

Total liabilities of discontinued operations	$3,679,880	$801,110